TRADE AND OTHER RECEIVABLES (Details Narrative) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Loan amount	$ 409,503	$ 431,960
Loan maturity	an amount due from an immediate family of a key management personnel which is unsecured, interest-free and repayable over a period of 2 years via 24 monthly instalments.
Loan interest rate	6.64%	4.73%
Third party [member]
IfrsStatementLineItems [Line Items]
Loan amount	$ 472,249	$ 500,000
Loan maturity	maturity tenure of 3 years and collectible by the end of 3-year	3-year
Loan interest rate	5.00%	5.00%